Long-Term Debt and Other Financial Liabilities, CMBFL Sale and Leaseback (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Installment Affiliate Vessel	Dec. 31, 2022 USD ($)	Jun. 22, 2021 USD ($)
Sale and Leaseback Transaction [Abstract]
Balance outstanding	$ 213,711	$ 235,603
CMBFL Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Face amount			$ 30,900
Number of affiliates of CMBFL in sale and leaseback transaction | Affiliate	2
Term of charter contract	5 years
Minimum liquidity to be maintained in earnings account	$ 550
Minimum value maintenance ratio to be maintained	1.20
Number of vessels financed by facility | Vessel	2
Number of consecutive payment installments | Installment	20
Frequency of periodic payment	quarterly
Installment payment	$ 780
Balloon payment	15,300
Balance outstanding	$ 23,100
CMBFL Sale and Leaseback [Member] | Maximum [Member]
Sale and Leaseback Transaction [Abstract]
Corporate leverage ratio	85.00%
CMBFL Sale and Leaseback [Member] | SOFR [Member]
Sale and Leaseback Transaction [Abstract]
Margin on variable rate	3.50%